CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical)	Dec. 31, 2020 ₪ / shares shares	Dec. 31, 2019 ₪ / shares shares
Statement of financial position [abstract]
Ordinary shares, par value | (per share)	₪ 0.02	₪ 0.02
Ordinary shares, Authorized	150,000,000	150,000,000
Ordinary shares, Issued	35,600,088	25,754,297
Ordinary shares, Outstanding	35,600,088	25,754,297